Item 1. Schedule of Investments:
--------------------------------

PUTNAM TAX SMART EQUITY FUND

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Tax Smart Equity Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (99.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.1%)
-----------------------------------------------------------------------------------------------------------
          4,700  Omnicom Group, Inc.                                                               $398,983

Aerospace and Defense (2.7%)
-----------------------------------------------------------------------------------------------------------
         57,600  Boeing Co. (The)                                                                 2,914,560
         65,499  Lockheed Martin Corp.                                                            3,786,497
         11,100  United Technologies Corp.                                                        1,117,548
                                                                                              -------------
                                                                                                  7,818,605

Airlines (0.5%)
-----------------------------------------------------------------------------------------------------------
         89,800  Southwest Airlines Co.                                                           1,300,304

Automotive (0.2%)
-----------------------------------------------------------------------------------------------------------
         12,200  Autoliv, Inc.                                                                      575,230

Banking (3.7%)
-----------------------------------------------------------------------------------------------------------
        101,573  Commerce Bancorp, Inc.                                                           5,844,510
        159,681  U.S. Bancorp                                                                     4,798,414
                                                                                              -------------
                                                                                                 10,642,924

Basic Materials (0.1%)
-----------------------------------------------------------------------------------------------------------
          5,700  Vulcan Materials Co.                                                               321,936

Beverage (0.2%)
-----------------------------------------------------------------------------------------------------------
          9,500  Adolph Coors Co. Class B                                                           708,700

Biotechnology (1.4%)
-----------------------------------------------------------------------------------------------------------
         61,900  Amgen, Inc. (NON)                                                                3,852,656

Building Materials (1.0%)
-----------------------------------------------------------------------------------------------------------
         75,100  Masco Corp.                                                                      2,763,680

Chemicals (0.5%)
-----------------------------------------------------------------------------------------------------------
         21,000  PPG Industries, Inc.                                                             1,444,380

Commercial and Consumer Services (1.2%)
-----------------------------------------------------------------------------------------------------------
         19,300  eBay, Inc. (NON)                                                                 1,572,950
         55,500  Yahoo!, Inc. (NON)                                                               1,954,155
                                                                                              -------------
                                                                                                  3,527,105

Communications Equipment (3.2%)
-----------------------------------------------------------------------------------------------------------
        452,755  Cisco Systems, Inc. (NON)                                                        8,167,700
         28,800  Scientific-Atlanta, Inc.                                                           872,928
                                                                                              -------------
                                                                                                  9,040,628

Computers (4.0%)
-----------------------------------------------------------------------------------------------------------
         25,900  Apple Computer, Inc. (NON)                                                       1,991,710
         49,200  Dell, Inc. (NON)                                                                 2,054,592
        137,443  Hewlett-Packard Co.                                                              2,692,508
         28,300  IBM Corp.                                                                        2,643,786
          9,300  Lexmark International, Inc. (NON)                                                  775,155
        285,200  Sun Microsystems, Inc. (NON)                                                     1,243,472
                                                                                              -------------
                                                                                                 11,401,223

Conglomerates (1.4%)
-----------------------------------------------------------------------------------------------------------
        111,000  Tyco International, Ltd. (Bermuda)                                               4,011,540

Consumer (0.6%)
-----------------------------------------------------------------------------------------------------------
         52,800  Eastman Kodak Co.                                                                1,747,152

Consumer Finance (5.1%)
-----------------------------------------------------------------------------------------------------------
         76,868  Capital One Financial Corp.                                                      6,017,227
        151,350  Countrywide Financial Corp.                                                      5,599,950
        181,925  Providian Financial Corp. (NON)                                                  3,034,509
                                                                                              -------------
                                                                                                 14,651,686

Consumer Goods (0.7%)
-----------------------------------------------------------------------------------------------------------
         45,600  Avon Products, Inc.                                                              1,925,232

Consumer Services (1.4%)
-----------------------------------------------------------------------------------------------------------
         36,395  Alliance Data Systems Corp. (NON)                                                1,580,271
         97,900  Cendant Corp.                                                                    2,305,545
                                                                                              -------------
                                                                                                  3,885,816

Electronics (1.6%)
-----------------------------------------------------------------------------------------------------------
         28,300  Amphenol Corp. Class A                                                           1,113,039
         84,517  Intel Corp.                                                                      1,897,407
         30,900  Jabil Circuit, Inc. (NON)                                                          728,313
         35,950  SanDisk Corp. (NON)                                                                887,965
                                                                                              -------------
                                                                                                  4,626,724

Financial (9.0%)
-----------------------------------------------------------------------------------------------------------
          1,300  Chicago Mercantile Exchange                                                        278,850
        233,628  Citigroup, Inc.                                                                 11,459,453
        111,000  Fannie Mae                                                                       7,168,380
         58,514  Freddie Mac                                                                      3,820,379
         18,300  Investors Financial Services Corp.                                                 922,503
         51,600  PMI Group, Inc. (The)                                                            2,052,132
                                                                                              -------------
                                                                                                 25,701,697

Health Care Services (5.2%)
-----------------------------------------------------------------------------------------------------------
         82,201  Cardinal Health, Inc.                                                            4,629,560
         27,800  Charles River Laboratories
                 International, Inc. (NON)                                                        1,317,164
         17,300  CIGNA Corp.                                                                      1,388,325
         32,100  Express Scripts, Inc. (NON)                                                      2,381,499
         44,600  HCA, Inc.                                                                        1,985,592
         16,800  Humana, Inc. (NON)                                                                 575,736
         13,900  Laboratory Corp. of America Holdings
                 (NON)                                                                              665,115
          6,600  PacifiCare Health Systems, Inc. (NON)                                              406,098
         16,300  UnitedHealth Group, Inc.                                                         1,449,070
                                                                                              -------------
                                                                                                 14,798,159

Homebuilding (1.5%)
-----------------------------------------------------------------------------------------------------------
         32,568  Lennar Corp.                                                                     1,839,115
          3,215  NVR, Inc. (NON)                                                                  2,543,869
                                                                                              -------------
                                                                                                  4,382,984

Household Furniture and Appliances (0.5%)
-----------------------------------------------------------------------------------------------------------
         22,600  Whirlpool Corp.                                                                  1,542,676

Insurance (8.2%)
-----------------------------------------------------------------------------------------------------------
         61,882  ACE, Ltd. (Cayman Islands)                                                       2,685,679
        126,400  American International Group, Inc.                                               8,379,056
         13,100  Chubb Corp. (The)                                                                  975,688
         55,700  Everest Re Group, Ltd. (Bermuda)                                                 4,840,330
         45,400  Hartford Financial Services Group, Inc.
                 (The)                                                                            3,054,966
         73,700  St. Paul Travelers Cos., Inc. (The)                                              2,766,698
         14,000  Willis Group Holdings, Ltd. (Bermuda)                                              541,520
                                                                                              -------------
                                                                                                 23,243,937

Investment Banking/Brokerage (3.9%)
-----------------------------------------------------------------------------------------------------------
         24,600  Bear Stearns Cos., Inc. (The)                                                    2,486,076
         23,600  Goldman Sachs Group, Inc. (The)                                                  2,545,260
         65,200  Lehman Brothers Holdings, Inc.                                                   5,945,588
                                                                                              -------------
                                                                                                 10,976,924

Leisure (1.3%)
-----------------------------------------------------------------------------------------------------------
         60,100  Harley-Davidson, Inc.                                                            3,612,611

Lodging/Tourism (0.2%)
-----------------------------------------------------------------------------------------------------------
         12,300  Royal Caribbean Cruises, Ltd. (Liberia)                                            651,900

Media (1.1%)
-----------------------------------------------------------------------------------------------------------
         55,200  IAC/InterActiveCorp. Class B (NON)                                               1,337,496
         63,400  Walt Disney Co. (The)                                                            1,815,142
                                                                                              -------------
                                                                                                  3,152,638

Medical Technology (0.2%)
-----------------------------------------------------------------------------------------------------------
         12,000  Dade Behring Holdings, Inc. (NON)                                                  685,800

Metals (0.5%)
-----------------------------------------------------------------------------------------------------------
        105,310  BHP Billiton PLC (United Kingdom)                                                1,304,829

Oil & Gas (7.7%)
-----------------------------------------------------------------------------------------------------------
         46,600  Amerada Hess Corp.                                                               4,037,890
         34,024  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         1,495,015
         52,700  ChevronTexaco Corp.                                                              2,866,880
         26,000  Devon Energy Corp.                                                               1,057,420
        206,932  ExxonMobil Corp.                                                                10,677,691
         50,200  Marathon Oil Corp.                                                               1,944,246
                                                                                              -------------
                                                                                                 22,079,142

Other (0.9%)
-----------------------------------------------------------------------------------------------------------
         20,581  S&P 500 Index Depositary Receipts (SPDR
                 Trust Series 1)                                                                  2,431,851

Pharmaceuticals (8.2%)
-----------------------------------------------------------------------------------------------------------
        158,279  Johnson & Johnson                                                               10,240,651
        111,200  Merck & Co., Inc.                                                                3,119,160
        357,264  Pfizer, Inc.                                                                     8,631,498
         50,200  Teva Pharmaceutical Industries, Ltd. ADR
                 (Israel)                                                                         1,442,246
                                                                                              -------------
                                                                                                 23,433,555

Photography/Imaging (0.8%)
-----------------------------------------------------------------------------------------------------------
        136,600  Xerox Corp. (NON)                                                                2,169,208

Real Estate (0.5%)
-----------------------------------------------------------------------------------------------------------
         41,300  General Growth Properties, Inc. (R)                                              1,312,101

Restaurants (1.6%)
-----------------------------------------------------------------------------------------------------------
        141,400  McDonald's Corp.                                                                 4,579,946

Retail (5.8%)
-----------------------------------------------------------------------------------------------------------
         25,600  AutoZone, Inc. (NON)                                                             2,284,800
         48,200  Best Buy Co., Inc.                                                               2,592,678
         76,800  Home Depot, Inc. (The)                                                           3,168,768
         83,684  Lowe's Cos., Inc.                                                                4,769,151
         91,400  Office Depot, Inc. (NON)                                                         1,580,306
         50,865  Staples, Inc.                                                                    1,665,320
         19,500  Supervalu, Inc.                                                                    616,395
                                                                                              -------------
                                                                                                 16,677,418

Schools (1.3%)
-----------------------------------------------------------------------------------------------------------
         39,800  Apollo Group, Inc. Class A (NON)                                                 3,111,962
         15,300  Career Education Corp. (NON)                                                       616,437
                                                                                              -------------
                                                                                                  3,728,399

Shipping (0.3%)
-----------------------------------------------------------------------------------------------------------
         17,600  Overseas Shipholding Group                                                         982,256

Software (6.8%)
-----------------------------------------------------------------------------------------------------------
         32,600  Adobe Systems, Inc.                                                              1,854,940
         57,001  BMC Software, Inc. (NON)                                                           959,327
         72,400  Citrix Systems, Inc. (NON)                                                       1,552,980
            115  Computer Associates International, Inc.                                              3,127
        443,302  Microsoft Corp.                                                                 11,649,978
        139,600  Symantec Corp. (NON)                                                             3,259,660
                                                                                              -------------
                                                                                                 19,280,012

Technology Services (0.8%)
-----------------------------------------------------------------------------------------------------------
         51,900  Fair Isaac Corp.                                                                 1,793,145
         29,400  Ingram Micro, Inc. Class A (NON)                                                   543,312
                                                                                              -------------
                                                                                                  2,336,457

Telecommunications (0.2%)
-----------------------------------------------------------------------------------------------------------
         21,700  Vodafone Group PLC ADR (United Kingdom)                                            563,766

Tobacco (3.5%)
-----------------------------------------------------------------------------------------------------------
        144,866  Altria Group, Inc.                                                               9,246,797
         15,400  UST, Inc.                                                                          780,164
                                                                                              -------------
                                                                                                 10,026,961

Toys (0.3%)
-----------------------------------------------------------------------------------------------------------
         42,300  Hasbro, Inc.                                                                       829,080
                                                                                              -------------
                 Total Common stocks  (cost $265,389,554)                                      $285,128,811

Short-term investments (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,603,619  Putnam Prime Money Market (e)                                                   $1,603,619
                                                                                              -------------
                 Total Short-term investments  (cost $1,603,619)                                 $1,603,619
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $266,993,173) (b)                                     $286,732,430
-----------------------------------------------------------------------------------------------------------





Written options outstanding at January 31, 2005 (Unaudited)
(premiums received $31,420)

Contract                                                                 Expiration date/
  amount                                                                     strike price             Value
-----------------------------------------------------------------------------------------------------------
   2,003  Apple Computer (Call)                                            Feb. 05/ 82.60            $1,113
   2,003  Apple Computer (Put)                                             Feb. 05/ 64.65               120
   2,054  Apple Computer (Put)                                             Feb. 05/ 63.57               235
   2,235  Apple Computer (Put)                                             Feb. 05/ 58.43                --
   3,624  Career Education (Call)                                          Feb. 05/ 43.78             4,284
   1,662  Ebay Inc. (Put)                                                  Feb. 05/ 75.60             1,705
   6,648  Ebay Inc. (Put)                                                  Feb. 05/ 76.95             9,219
   6,027  Symantec Corp. (Put)                                             Feb. 05/ 21.63               936
  12,468  Symantec Corp. (Put)                                             Feb. 05/ 21.00             1,945
-----------------------------------------------------------------------------------------------------------
                                                                                                    $19,557
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $285,512,961.

  (b) The aggregate identified cost on a tax basis is $266,234,361, resulting in gross unrealized appreciation and depreciation of $30,266,533 and $11,372,083, respectively, or net unrealized appreciation of $18,894,450.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $21,313 for the period ended January 31, 2005.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005